Financial instruments - financial and other risks (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Fair values and carrying values of financial assets
The fair values and carrying values of our financial instruments at December 31, 2022 and 2021, respectively, are shown in the table below.
Categories of Financial Instruments

	As of December 31, 2022		As of December 31, 2021
Amounts in thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$376,870	$376,870	$230,415	$230,415
Restricted cash (2)	783	783	4,791	4,791
Accounts receivable (3)	276,700	276,700	38,069	38,069
Investment in BWTS (4)	1,751	1,751	1,751	1,751
Working capital contributions to Scorpio Pools (5)	53,161	53,161	73,161	73,161
Seller's credit on sale leaseback vessels (6)	11,430	11,430	10,793	10,793

Financial liabilities
Accounts payable (7)	$28,748	$28,748	$35,080	$35,080
Accrued expenses (7)	91,508	91,508	24,906	24,906
Secured bank loans (8)	226,896	226,896	566,310	566,310
Sale and leaseback liability (9)	1,139,877	1,140,614	1,648,993	1,639,991
IFRS 16 - lease liability (10)	495,234	495,875	575,834	575,377
Unsecured Senior Notes Due 2025 (11)	69,639	70,571	69,366	70,209
Convertible Notes Due 2022 (12)	—	—	69,059	69,695
Convertible Notes Due 2025 (12)	—	—	195,438	208,133
(1)     Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.
(2)     Restricted cash are considered Level 1 items due to the liquid nature of these assets.
(3)     We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.
(4)    We consider the fair value of our minority interest in our BWTS supplier (as described in Note 8) to be a Level 3 fair value measurement, as this supplier is a private company and the value has been determined based on unobservable market data (i.e. the proceeds that we would receive if we exercised the put option set forth in the agreement in full). Moreover, we consider that its carrying value approximates fair value given that the value of this investment is contractually limited to the strike prices set forth in the put and call options prescribed in the agreement and the difference between the two prices is not significant. The difference in the aggregate value of the investment, based on the spread between the exercise prices of the put and call options is $0.6 million.
(5)    Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For all owned vessels, excluding those under long-term time charters, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets.  We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.
(6)    The seller's credit on lease financed vessels represents the present value of the deposits of $4.35 million per vessel ($13.1 million in aggregate) that was retained by the buyer as part of the sale and operating leasebacks of STI Beryl, STI Le Rocher and STI Larvotto.  This deposit will either be applied to the purchase price of the vessel if a purchase option is exercised or refunded to us at the expiration of the agreement.  This deposit has been recorded as a financial asset measured at amortized cost.  The present value of this deposit has been calculated based on the interest rate that is implied in the lease, and the carrying value will accrete over the life of the lease using the effective interest method, through interest income, until expiration.  We consider that its carrying value approximates fair value given that its value is contractually fixed based on the terms of each lease.
(7)    We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.
(8)     The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $2.8 million and $6.4 million of unamortized deferred financing fees as of December 31, 2022 and 2021, respectively.
(9)    The carrying value of our obligations due under sale and leaseback arrangements are measured at amortized cost using the effective interest method. With the exception of our fixed rate sale and leaseback arrangements (as denoted in Note 12), we consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments are measured at the net discounted value of the remaining minimum lease payments using our incremental borrowing rate at December 31, 2022. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $8.2 million and $13.1 million of unamortized deferred financing fees as of December 31, 2022 and 2021, respectively.
(10)    The carrying value of our lease obligations that are being accounted for under IFRS 16 are measured at the present value of the minimum lease payments under each contract. These leases are mainly comprised of the leases acquired as part of the Trafigura Transaction. We consider that their carrying value approximates fair value because the interest rates on these leases change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments are measured at the net discounted value of the remaining minimum lease payments using our incremental borrowing rate at December 31, 2022 and 2021. Accordingly, we consider their fair value to be a Level 2 measurement.
(11)    The carrying value of our Senior Notes Due 2025 is measured at amortized cost using the effective interest method. The carrying value of our Senior Notes Due 2025 shown in the table above is their face value. The Senior Notes due 2025 are shown net of $1.7 million of deferred financing fees and $0.1 million of unamortized discount on our consolidated balance sheet as of December 31, 2022. The Senior Notes due 2025 are shown net of $2.3 million of deferred financing fees and $0.2 million of unamortized discount on our consolidated balance sheet as of December 31, 2021. Our Senior Notes Due 2025 are quoted on the NYSE under the symbol 'SBBA'. We consider their fair value to be a Level 1 measurement due to their quotation on an active exchange.
(12)    The Convertible Notes due 2022 matured on May 15, 2022 and the aggregate outstanding principal amount was repaid in cash upon maturity. In December 2022, all of the holders of the Company's Convertible Notes due 2025 converted their notes into an aggregate of 5,757,698 common shares of the Company.
The carrying values of our Convertible Notes due 2022 and 2025 shown in the table above are their face value as of December 31, 2021. The liability components of the Convertible Notes due 2022 and 2025 were recorded within Long-term debt on the consolidated balance sheet as of December 31, 2021. The equity components of the Convertible Notes due 2022 and 2025 were recorded within Additional paid-in capital on the consolidated balance sheet as of December 31, 2021. These instruments were quoted in inactive markets and are valued based on their quoted prices on the recent trading activity. Accordingly, we consider their fair value to be a Level 2 measurement as of December 31, 2021.
Fair values and carrying values of financial liabilities
The fair values and carrying values of our financial instruments at December 31, 2022 and 2021, respectively, are shown in the table below.
Categories of Financial Instruments

	As of December 31, 2022		As of December 31, 2021
Amounts in thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$376,870	$376,870	$230,415	$230,415
Restricted cash (2)	783	783	4,791	4,791
Accounts receivable (3)	276,700	276,700	38,069	38,069
Investment in BWTS (4)	1,751	1,751	1,751	1,751
Working capital contributions to Scorpio Pools (5)	53,161	53,161	73,161	73,161
Seller's credit on sale leaseback vessels (6)	11,430	11,430	10,793	10,793

Financial liabilities
Accounts payable (7)	$28,748	$28,748	$35,080	$35,080
Accrued expenses (7)	91,508	91,508	24,906	24,906
Secured bank loans (8)	226,896	226,896	566,310	566,310
Sale and leaseback liability (9)	1,139,877	1,140,614	1,648,993	1,639,991
IFRS 16 - lease liability (10)	495,234	495,875	575,834	575,377
Unsecured Senior Notes Due 2025 (11)	69,639	70,571	69,366	70,209
Convertible Notes Due 2022 (12)	—	—	69,059	69,695
Convertible Notes Due 2025 (12)	—	—	195,438	208,133
(1)     Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.
(2)     Restricted cash are considered Level 1 items due to the liquid nature of these assets.
(3)     We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.
(4)    We consider the fair value of our minority interest in our BWTS supplier (as described in Note 8) to be a Level 3 fair value measurement, as this supplier is a private company and the value has been determined based on unobservable market data (i.e. the proceeds that we would receive if we exercised the put option set forth in the agreement in full). Moreover, we consider that its carrying value approximates fair value given that the value of this investment is contractually limited to the strike prices set forth in the put and call options prescribed in the agreement and the difference between the two prices is not significant. The difference in the aggregate value of the investment, based on the spread between the exercise prices of the put and call options is $0.6 million.
(5)    Non-current working capital contributions to the Scorpio Pools are repaid, without interest, upon a vessel’s exit from the pool. For all owned vessels, excluding those under long-term time charters, we assume that these contributions will not be repaid within 12 months and are thus classified as non-current within Other Assets on the consolidated balance sheets.  We consider that their carrying values approximate fair value given that the amounts due are contractually fixed based on the terms of each pool agreement.
(6)    The seller's credit on lease financed vessels represents the present value of the deposits of $4.35 million per vessel ($13.1 million in aggregate) that was retained by the buyer as part of the sale and operating leasebacks of STI Beryl, STI Le Rocher and STI Larvotto.  This deposit will either be applied to the purchase price of the vessel if a purchase option is exercised or refunded to us at the expiration of the agreement.  This deposit has been recorded as a financial asset measured at amortized cost.  The present value of this deposit has been calculated based on the interest rate that is implied in the lease, and the carrying value will accrete over the life of the lease using the effective interest method, through interest income, until expiration.  We consider that its carrying value approximates fair value given that its value is contractually fixed based on the terms of each lease.
(7)    We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.
(8)     The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $2.8 million and $6.4 million of unamortized deferred financing fees as of December 31, 2022 and 2021, respectively.
(9)    The carrying value of our obligations due under sale and leaseback arrangements are measured at amortized cost using the effective interest method. With the exception of our fixed rate sale and leaseback arrangements (as denoted in Note 12), we consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments are measured at the net discounted value of the remaining minimum lease payments using our incremental borrowing rate at December 31, 2022. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $8.2 million and $13.1 million of unamortized deferred financing fees as of December 31, 2022 and 2021, respectively.
(10)    The carrying value of our lease obligations that are being accounted for under IFRS 16 are measured at the present value of the minimum lease payments under each contract. These leases are mainly comprised of the leases acquired as part of the Trafigura Transaction. We consider that their carrying value approximates fair value because the interest rates on these leases change with, or approximate, market interest rates and the credit risk of the Company has remained stable. The fair value of leases with fixed payments are measured at the net discounted value of the remaining minimum lease payments using our incremental borrowing rate at December 31, 2022 and 2021. Accordingly, we consider their fair value to be a Level 2 measurement.
(11)    The carrying value of our Senior Notes Due 2025 is measured at amortized cost using the effective interest method. The carrying value of our Senior Notes Due 2025 shown in the table above is their face value. The Senior Notes due 2025 are shown net of $1.7 million of deferred financing fees and $0.1 million of unamortized discount on our consolidated balance sheet as of December 31, 2022. The Senior Notes due 2025 are shown net of $2.3 million of deferred financing fees and $0.2 million of unamortized discount on our consolidated balance sheet as of December 31, 2021. Our Senior Notes Due 2025 are quoted on the NYSE under the symbol 'SBBA'. We consider their fair value to be a Level 1 measurement due to their quotation on an active exchange.
(12)    The Convertible Notes due 2022 matured on May 15, 2022 and the aggregate outstanding principal amount was repaid in cash upon maturity. In December 2022, all of the holders of the Company's Convertible Notes due 2025 converted their notes into an aggregate of 5,757,698 common shares of the Company.
The carrying values of our Convertible Notes due 2022 and 2025 shown in the table above are their face value as of December 31, 2021. The liability components of the Convertible Notes due 2022 and 2025 were recorded within Long-term debt on the consolidated balance sheet as of December 31, 2021. The equity components of the Convertible Notes due 2022 and 2025 were recorded within Additional paid-in capital on the consolidated balance sheet as of December 31, 2021. These instruments were quoted in inactive markets and are valued based on their quoted prices on the recent trading activity. Accordingly, we consider their fair value to be a Level 2 measurement as of December 31, 2021.
Contractual maturity of secured and unsecured credit facilities
The following table details our remaining contractual maturity for our secured and unsecured credit facilities, sale and leaseback, and IFRS-16 lease liabilities. The amounts represent the future undiscounted cash flows of the financial liability based on the earliest date on which we can be required to pay. The table includes both interest and principal cash flows.
As the interest cash flows are not fixed, the interest amount included has been determined by reference to the projected interest rates as illustrated by the yield curves existing at the reporting date.

	As of December 31,
In thousands of U.S. dollars	2022	2021
Less than 1 month	$100,660	$20,172
1-3 months	87,811	98,407
3 months to 1 year	315,035	477,055
1-3 years	764,028	914,599
3-5 years	766,150	1,359,473
5+ years	421,816	880,531
Total	$2,455,500	$3,750,237